Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Feb. 17, 2015
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2015